Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long- term debt	$ 138,265	$ 128,285
Other debt	1,118	0
Long-term Debt	$ 139,383	$ 128,285